ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated July 1, 2010,
 to the Prospectus dated April 30, 2010 and supplemented June 1, 2010

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1.
Effective on or about July 1, 2010, Allianz Global Investors Capital (“AGIC”) will replace Oppenheimer Capital LLC (“OCC”) as the subadviser to the AZL® OCC Growth Fund and AZL® OCC Opportunity Fund. AGIC owns OCC and is affilatied with the Manager.  In addition, the following name changes are effective on or about July 1, 2010.

Name effective on or about July 1, 2010	Previous Name
AZL® Allianz AGIC Growth Fund	AZL® OCC Growth Fund
AZL® Allianz AGIC Opportunity Fund	AZL® OCC Opportunity Fund

*   *   *   *   *

The following information concerning Allianz Global Investors Capital is added to the Subadvisers of the Funds section, beginning on page 109.  The entry for Oppenheimer Capital LLC, on page 111, is deleted.

Allianz Global Investors Capital (“AGIC”) is a Delaware limited liability company and is a registered investment adviser under the Investment Advisers Act of 1940. Its principal place of business is 600 West Broadway, Suite 2900, San Diego, California 92101 with additional offices located in New York and Texas.
AZL Allianz AGIC Growth Fund AZL Allianz AGIC Opportunity Fund

2.	At a meeting held June 9, 2010, the Board of Trustees approved the merger of the following Acquired Fund into the corresponding Acquiring Fund.

Acquired Fund	Acquiring Fund
AZL Allianz AGIC Growth Fund	AZL BlackRock Capital Appreciation Fund

Completion of the merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund.  It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Fund in the third quarter of 2010, and that a special meeting of shareholders to consider the merger will be held in the fourth quarter of 2010.  Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval.

AZLPRO-002-0410

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated July 1, 2010,
to the Statement of Additional Information dated April 30, 2010 and supplemented June 1, 2010

This supplement updates certain information contained in the Statement of Additional Information and should be attached to the Statement of Additional Information and retained for future reference.

1.
Effective on or about July 1, 2010, Allianz Global Investors Capital (“AGIC”) will replace Oppenheimer Capital LLC  (“OCC”) as the subadviser to the AZL® OCC Growth Fund and AZL® OCC Opportunity Fund.  AGIC owns OCC and is affiliated with the Manager.  In addition, the following name changes are effective on or about July 1, 2010.

Name effective on or about July 1, 2010	Previous Name
AZL® Allianz AGIC Growth Fund	AZL® OCC Growth Fund
AZL® Allianz AGIC Opportunity Fund	AZL® OCC Opportunity Fund

*   *   *   *   *

The information concerning Oppenheimer Capital LLC on page 53 is replaced in its entirety as follows:

Allianz Global Investors Capital (“AGIC”) is a Delaware limited liability company and is a registered investment adviser under the Investment Advisers Act of 1940. Its principal place of business is 600 West Broadway, Suite 2900, San Diego, California 92101 with additional offices located in New York and Texas.

*   *   *   *   *

The entries for the following Funds in the fund history table, beginning on page 81, are revised as follows:

Investment Options	Fund Inception	Previous Name	Dates	Previous Name	Dates
AZL Allianz AGIC Growth Fund	4/27/2009	AZL OCC Growth Fund	4/27/09 to 7/1/10
AZL Allianz AGIC Opportunity Fund	5/1/02	AZL OCC Opportunity Fund	8/27/06 to 7/1/10	AZL Oppenheimer Emerging Growth Fund	5/1/02 to 8/27/06

2.	At a meeting held June 9, 2010, the Board of Trustees approved the merger of the following Acquired Fund into the corresponding Acquiring Fund.

Acquired Fund	Acquiring Fund
AZL Allianz AGIC Growth Fund	AZL BlackRock Capital Appreciation Fund

Completion of the merger is subject to a number of conditions, including approval by shareholders of the Acquired Fund.  It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of the Acquired Fund in the third quarter of 2010, and that a special meeting of shareholders to consider the merger will be held in the fourth quarter of 2010.  Subject to satisfaction of these and other conditions of the merger, it is anticipated that the merger will become effective as soon as practicable following shareholder approval.

                                                                     AZLSAI-002-0410